FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair Value of Derivatives (Details 8) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value of Derivatives	$ (6,203)
Linked Transactions
Fair Value of Derivatives	43,662
Fair Value of Derivatives, Balance Sheet Location	Receivables and other assets	Receivables and other assets
Interest rate caps, not designated as hedges
Fair Value of Derivatives		165
Fair Value of Derivatives, Balance Sheet Location	Receivables and other assets	Receivables and other assets
Total Asset Derivatives
Fair Value of Derivatives	43,662	165
Interest rate swaps, designated as hedges
Fair Value of Derivatives	6,203	12,175
Fair Value of Derivatives, Balance Sheet Location	Accounts payable, accrued expenses and other liabilities	Accounts payable, accrued expenses and other liabilities
Interest rate swaps, not designated as hedges
Fair Value of Derivatives	7,592	19,401
Fair Value of Derivatives, Balance Sheet Location	Accounts payable, accrued expenses and other liabilities	Accounts payable, accrued expenses and other liabilities
Total Liability Derivatives
Fair Value of Derivatives	$ 13,795	$ 31,576